Stockholders' Equity (Deficit) - Stock Plan (Details) - 2015 Plan - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Jan. 31, 2015
Stock Plans
Shares reserved for issuance			33,000
Maximum annual increase in shares available for issuance (in shares)	42,250	42,250
Maximum annual increase in shares available for issuance, percentage of outstanding shares	5.00%	5.00%
Increase in number of shares authorized for issuance	29,720	15,804
Shares available for grant (in shares)	43,041	24,926